Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (2,847)	$ 1,729,250	$ (8,687)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on investments held in Trust Account		(3,604,815)
Change in fair value of Forward Purchase Agreement		80,000
Changes in operating assets and liabilities:
Prepaid expenses	(2,882)	(152,989)	(1,372)
Accounts payable		354,495
Accrued expenses		59,270
Accrued expenses – related party		10,000
Income tax payable		757,011
Net cash used in operating activities	(5,729)	(767,778)	(10,059)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(117,875,000)
Net cash used in investing activities		(117,875,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000		25,000
Proceeds from promissory note – related party	300,000		300,000
Advance from Sponsor for payment of formation costs	412		412
Repayment to Sponsor for payment of formation costs	(412)		(412)
Proceeds from sale of Placement Units		5,653,750
Proceeds from sale of Units, net of underwriting discount paid		113,735,000
Proceeds from stock subscriptions received		206
Repayment of Promissory note – related party		(300,000)
Payment of offering costs	(112,351)	(466,173)	(226,664)
Net cash provided by financing activities	212,649	118,622,783	98,336
Net Change in Cash	206,920	(19,995)	88,277
Cash – Beginning of period		88,277
Cash – End of period	206,920	68,282	88,277
Non-cash investing and financing activities:
Initial measurement of forward purchase options liabilities		8,810,000
Accretion of Class A ordinary shares subject to redemption value		14,419,398
Valuation of Representative Shares		132,480
Offering costs included in Accrued offering costs	92,094	70,000	142,138
Deferred underwriting fee payable		$ 3,450,000
Issuance of Class B ordinary shares to Sponsor for subscription receivable			$ 206